SCHEDULE OF LONG-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Total long-term investments	$ 7,613	¥ 54,049	¥ 58,530
Equity Method Investments [Member]
Total long-term investments		13,165	14,146
Equity Securities [Member]
Total long-term investments		40,884	44,384
Shanghai Keshen Information Technology Co Ltd [Member] | Equity Method Investments [Member]
Total long-term investments		13,165	14,146
Beijing Lingshang Chunding Technology Co., Ltd. [Member] | Equity Method Investments [Member]
Total long-term investments
Shanghai Yuhuan Information System Co.Ltd. [Member] | Equity Securities [Member]
Total long-term investments		18,784	18,784
Beijing Hujingtiaoyue Technology Co., Ltd. [Member] | Equity Securities [Member]
Total long-term investments		11,000	11,000
Xinyu Hongling Investment Management Center Limited Partnership [Member] | Equity Securities [Member]
Total long-term investments		¥ 11,100	¥ 14,600